UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE

  68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             4020 South 147th Street, Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:   10/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited)

Principal ($)			Coupon Rate (%)		Maturity	Value
		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 56.1%
$ 18,000		Federal Farm Credit Bank	4.3500		11/21/2011	$ 18,040
1,000,000		Federal Farm Credit Bank	2.0000		1/17/2012	1,004,010
5,000,000		Federal Farm Credit Bank	0.2630	+	10/12/2012	5,007,350
8,000,000		Federal Home Loan Banks	1.2500		6/15/2012	8,055,280
1,600,000		Federal Home Loan Banks	0.2500		6/21/2012	1,599,216
2,000,000		Federal Home Loan Banks	2.0000		9/14/2012	2,031,000
197,000		United States Treasury Note	0.7500		11/30/2011	197,108
3,000,000		United States Treasury Note	0.2500		10/31/2013	2,999,765
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $20,905,802)				20,911,769

Contracts
		PURCHASED CALL OPTIONS ++ - 0.0%
6		Yen, Strike Price $133, Expiration Date 12/1/11				3,300
		TOTAL PURCHASED CALL OPTIONS (Cost - $8,813)				3,300

		PURCHASED PUT OPTIONS ++ - 0.0%
1		EMINI NASDAQ, Strike Price $1,980, Expiration Date 11/1/11				60
52,636,222	¥	Yen, Strike Price $73.5, Expiration Date 12/8/11				234
		TOTAL PURCHASED PUT OPTIONS (Cost - $4,101)				294

Shares
		SHORT-TERM INVESTMENTS - 18.9%
		MONEY MARKET FUNDS - 18.9%
7,041,318		AIM STIT Liquid Assets Portfolio, to yield 0.00% (Cost - $7,041,318) *				7,041,318

		TOTAL INVESTMENTS - 75.0% (Cost - $27,960,034) (a)				$ 27,956,681
		OTHER ASSETS LESS LIABILITIES - 25.0%				9,296,264
		NET ASSETS - 100.0%				$ 37,252,945

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:			$ 7,807
			Unrealized depreciation:			(11,160)
			Net unrealized depreciation:			$ (3,353)

+		Variable rate security.
++		This instrument is a holding of GPMFS Fund Limited.
*		Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2011.
¥		Denominated in Japanese Yen. Japanese Yen contract is equivalent to 1 Yen.

STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts ++	Description	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
38	5 Year T-Note Dec 11	$ 4,659,157	$ 10,486
35	2 Year T-Note Dec 11	7,709,845	434
2	AS 10 YR Bond Dec11	235,095	(6,757)
3	AS 3 YR Bond Dec11	334,511	(2,185)
2	AS-BK-Bill Jun 12	148,927	(892)
1	AS-BK-Bill Sep 12	74,456	(968)
8	AUS Dollar Dec 11	842,400	21,545
10	BR Crude Dec 11	982,520	(2,880)
2	BR Crude Mar 12	328,680	7,890
1	Canada Bill	17,654	300
1	Canada Bond	131,205	(2,018)
1	Cocoa Mar 12	27,230	190
1	Coffee Mar 12	27,230	1,050
4	Corn May 12	133,000	(6,800)
3	Corn Mar 12	98,850	1,725
1	Cotton May 12	50,035	160
1	Cotton Mar 12	50,410	1,150
3	Crude Dec 11	279,570	8,470
1	Crude Apr 12	92,830	800
1	Crude Jan 12	93,080	1,450
1	Crude May 12	92,710	1,160
6	Dollar Index Dec 11	457,836	6,136
27	EMINI NASDAQ Dec 11	1,272,240	9,680
3	EMINI S&P Dec 11	187,388	(2,275)
2	EOE Index Nov 11	169,705	(4,532)
46	ERX 2 BUND Dec 11	6,992,706	(4,019)
14	ERX BOBL Dec 11	2,373,542	9,119
1	Euro Dlrs Dec 11	17,767	63
1	Euro Dlrs Mar 12	17,759	138
5	Euro Dlrs Jun 12	88,790	312
71	Euro Dlrs Sep 12	1,260,758	(475)
75	Euro Dlrs Dec 12	1,331,719	15,563
12	Euro Dlrs Mar 13	213,064	1,038
10	Euro Dlrs Jun 13	177,455	1,275
6	Euro Dlrs Sep 13	106,377	812
1	Euro Dlrs Dec 13	17,703	100
32	Euro BUND Dec 11	6,007,498	22,395
1	Euro Yen Mar 12	22,770	(64)
2	Euro Yen Jun 12	45,539	(128)
4	Euro Yen Sep 12	91,077	(256)
6	Euro Yen Dec 12	136,616	(256)
1	Euro Yen Mar 13	22,769	16
1	Gas Oil Nov 11	95,050	(975)
2	Gas Oil Dec 11	187,850	1,700
1	Gas Oil Jan 12	93,350	(500)
3	Gasoline Blendstock Dec 11	328,318	(6,316)
2	Gasoline Blendstock Jan 12	217,988	5,048
8	Gold Dec 11	1,380,160	51,509
3	Heat Oil Dec 11	385,346	230
3	Heat Oil Feb 12	382,939	1,008
12	Hogs Feb 12	433,680	(8,930)
5	Hogs Apr 12	185,450	(3,790)
1	Hogs Dec 11	34,990	(780)
2	Japan Bond Dec 11	3,634,747	(16,759)
5	L Cattle Feb 12	242,750	(4,730)
38	LIF EURIBOR Jun 12	929,832	43,324
4	LIF EURIBOR Mar 12	97,833	(624)
6	LIF EURIBOR Sep 12	146,808	(745)
4	LIF EURIBOR Dec 12	97,828	(87)
4	LIF EURIBOR Mar 13	97,768	2,858
2	LIF EURIBOR Jun 13	48,842	2,650
2	LIF EURIBOR Sep 13	48,797	485
1	LIF EURIBOR Dec 13	24,369	849
3	LME Copper Dec 12	599,425	39,545
7	LME Aluminum Mar 12	388,938	(1,638)
1	LON Cocoa Mar 12	27,315	(997)
7	Long Gilt Dec 11	1,445,224	1,561
1	New Zealand Bill Dec 11	57,232	98
1	New Zealand Bill Jun 12	57,197	59
7	New Zealand Dollar Dec 11	564,690	5,495
1	N-Krone Dec 11	360,200	5,040
4	OSK MINI NIK 225 Dec 11	45,850	(537)
1	OSK NIKKEI Dec 11	114,625	(768)
17	SGX JGB Dec 11	3,092,580	(5,360)
3	Soybean Mar 12	184,050	(6,338)
2	Sterling Dec 11	28,428	40
3	Sterling Mar 12	42,646	(382)
8	Sterling Jun 12	113,747	(885)
7	Sterling Sep 12	99,538	(945)
6	Sterling Dec 12	85,293	(603)
5	Sterling Mar 13	71,049	(302)
3	Sterling Jun 13	42,595	362
6	Sugar # 11 Mar 12	173,174	(14,112)
2	Sugar # 11 Jul 12	54,925	571
16	US T-Bonds Dec 11	2,224,500	4,215
53	US T-Note Dec 11	6,840,313	8,073
1	TOPIX Dec 11	97,099	(1,855)
1	Ultra T-Bond Dec 11	152,375	779
2	WTI Crude Dec 11	186,380	(390)
1	WTI Crude Jan 12	93,080	(360)
14	Yen Dec 11	2,238,776	(36,572)
	Net Unrealized Appreciation from Long Futures Contracts		$ 148,173

Open Short Future Contracts ++	Description	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)

7	AUSDOLLAR Dec 11	$ 737,100	$ (953)
6	Beanmeal Dec 11	189,660	1,945
1	Beanmeal Mar 12	32,080	(700)
5	Beanoil Dec 11	153,510	1,252
2	Beanoil Jan 12	61,716	(660)
1	Beanoil Mar 12	31,074	156
16	B-POUND Dec 11	1,608,701	(41,771)
2	BRAZILIAN Dec 11	116,480	(9,650)
1	BR-Crude Dec 11	109,560	690
4	BR-Crude Jan 12	435,360	(9,040)
1	CAC JUMBO Nov 11	44,831	(1,566)
21	CANADIAN-DLR Dec 11	2,098,320	(57,604)
1	Coffee Dec 11	85,106	(994)
3	Coffee Mar 12	259,200	5,962
4	Copper Dec 11	363,200	(20,655)
4	Corn Dec 11	129,400	(5,612)
4	Corn Mar 12	131,800	(675)
1	Cotton Dec 11	51,145	(1,130)
1	Cotton Mar 12	50,410	(1,220)
5	Crude Feb 12	464,950	(17,660)
5	Crude Jan 12	465,400	(32,390)
1	Crude Jun 12	92,580	(5,580)
1	Crude Mar 12	92,920	(660)
1	Crude Sep 12	92,100	(370)
9	DAX Dec 11	1,924,461	(30,107)
4	E MINI RUSSELL Dec 11	295,720	4,110
45	EMINI S&P Dec 11	2,810,813	30,904
1	EURDOLLAR Sep 12	17,757	(253)
17	EURO Dec 11	2,944,825	(6,835)
2	EURO STOXX50 Dec 11	66,186	(9,493)
1	EURX E-STX BNK Dec 11	7,532	(1,538)
1	Gas Oil Dec 11	93,925	(8,025)
1	Gasoline Blendstock Feb 12	108,956	2,415
1	Gasoline Blendstock Jan 12	108,994	3,847
1	Gold Dec 11	172,520	1,831
1	Heat Oil Jan 12	128,226	1,306
8	HK Index Nov 11	1,018,769	(8,850)
2	H-SHARE INDEX Nov 11	134,729	(9,642)
1	IMM AUD/JPY Dec 11	210,600	(8,674)
1	IMM EURO FX/JY Dec 11	173,225	(5,549)
2	KC WHEAT Dec 11	72,500	(2,875)
1	KOSPI 200 Dec 11	112,683	(6,166)
1	L Cattle Dec 11	47,440	(250)
1	L Cattle Feb 12	48,550	150
4	LIF FTSE Dec 11	356,391	5,437
1	LME Aluminum Jun 12	56,181	(14,100)
2	LME Aluminum Dec 11	110,813	41,478
2	LME Aluminum Dec 12	114,800	(2,425)
3	LME Aluminum Mar 12	166,800	(2,626)
4	LME Aluminum Jan 12	221,425	(3,548)
5	LME Aluminum Sep 12	284,063	(27,131)
1	LME Copper Jan 12	199,850	(29,885)
3	LME Copper Mar 12	599,625	(2,302)
1	LME Nickel Mar 12	117,558	21,223
1	LME Nickel Jan 12	117,480	(11,969)
1	LME Zinc	49,969	(3,344)
2	LME Zinc	99,725	4,995
2	LON Cocoa Dec 11	53,827	531
2	MINI DOW Dec 11	118,970	2,368
1	MINI MIDCA Dec 11	88,610	1,291
3	Natural Gas Dec 11	118,020	1,490
10	Natural Gas Jan 12	405,600	(350)
2	Natural Gas Mar 12	80,680	(860)
2	NIKKEI Dec 11	114,625	(1,951)
1	OSK NIKKEI Dec 11	114,625	(5,501)
13	PESO Dec 11	486,850	(4,891)
1	Platinum Jan 12	80,380	(2,764)
1	SA RAND Dec 11	62,773	1,063
6	S-FRANC Dec 11	855,226	(14,723)
2	SGX NIFTY Nov 11	21,388	(904)
1	SGX SIMSCI Nov 11	52,003	845
1	Silver Dec 11	171,770	2,952
6	Soybean Jan 12	365,175	8,825
5	Sugar #11 Mar 12	144,312	4,525
3	Sugar #11 May 12	84,538	2,330
1	TAIWAN INDEX Nov 11	26,740	(395)
1	TOPIX Dec 11	97,099	(320)
2	Wheat Dec 11	62,825	5,513
2	Wheat Mar 12	66,450	2,875
4	Wheat May 12	137,450	2,662
	Net Unrealized Depreciation from Short Futures Contracts		$ (272,164)

	Net Unrealized Depreciation from Open Futures Contracts		$ (123,991)

* Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based.  While notional amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these derivative financial instruments.

Foreign Currency ++	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Gain/ (Loss)
To Buy:
Canadian Dollar	11/1/2011	302	$ 301	$ (2)
European Currency Unit	11/28/2011	329,356	456,422	(4,218)
European Currency Unit	11/3/2011	109,785	152,140	1,157
European Currency Unit	11/2/2011	109,785	152,140	1,956
Hungarian Forint	11/2/2011	371,958	1,690	1,692
Hungarian Forint	11/2/2011	219,570	304,280	1,263
Indian Rupee	11/14/2011	12,410,409	254,910	(2,120)
Indian Rupee	12/21/2011	10,400,000	213,616	(38,168)
Indonesian Rupiah	12/21/2011	2,010,500,000	226,664	(40,226)
Swiss Franc	11/14/2011	891	1,016	31

To Sell:
European Currency Unit	11/14/2011	5,629	7,801	3,571
Hungarian Forint	11/3/2011	23,590,601	107,172	2,601
Indian Rupee	12/21/2011	391,562	8,043	7,709
Indian Rupee	11/21/2011	12,539,448	257,560	(3,926)
Korean Won	11/7/2011	9,623,110	8,630	(8,627)
New Zealand Dollar	11/1/2011	1,594	1,286	6
Norwegian Krone	11/1/2011	254	48	-
Russian Ruble	11/7/2011	11	1	150
Russian Ruble	11/21/2011	128,448	4,232	(4,253)
Singapore Dollar	12/21/2011	300,000	239,130	22,788
Taiwan Dollar	11/7/2011	123,832	4,133	(4,131)
Taiwan Dollar	12/21/2011	6,300,000	210,281	(557)
Turkish Lira	11/14/2011	11,548	6,521	(6,567)

	Net Unrealized Depreciation on Foreign Exchange Contracts			$ (69,871)

At October 31, 2011, the Fund had the following outstanding written put option contracts:

Security ++	Expiration Date	Exercise Price	Contracts	Value
EMINI NASDAQ	11/1/2011	$ 2,110	1	$ 160
		(Premiums Received $605)		$ 160

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ -	$ 20,911,769	$ -	$ 20,911,769
Purchased Options	3,594	-	-	3,594
Money Market Funds	7,041,318	-	-	7,041,318
Total	$ 7,044,912	$ 20,911,769	$ -	$ 27,956,681

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 123,991	$ -	$ -	$ 123,991
Forward Exchange Contracts	-	69,871	-	69,871
Written Options	160	-	-	160
Total	$ 124,151	$ 69,871	$ -	$ 194,022

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2011 (Unaudited)

The Fund did not hold any Level 3 securities during the period.  There were no significant transfers into and out of Level 1 & 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

GPMFS Fund Limited (“GPMFS”) – The Consolidated Portfolio of Investments of the Fund include GPMFS, a wholly-owned and controlled subsidiary.  All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

GPMFS invests in the Global Diversified Managed Futures Fund LP (GDMFF), a commodity pool (CP) which invests in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs.  CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts.  It is anticipated the CTA programs used by GDMFF will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  Income, gains and unrealized appreciation or depreciation on the investments in the CP are recorded in the Fund’s consolidated statement of assets and liabilities and the Fund’s consolidated statement of operations appearing in both annual and semi-annual shareholder reporting.

In accordance with its investment objectives and through its exposure to the aforementioned CTA program, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Grant Park Managed Futures Strategy Fund Prospectus.

A summary of the Fund’s investments in the GPMFS is as follows:

GPMFS Fund Limited (GPMFS)*
October 31, 2011
Fair Value of Commodity Pool Investment	$ 9,252,853
Other Assets	$ -
Total Net Assets	$ 9,252,853

Percentage of the Fund's Total Net Assets	24.8%

* GPMFS commenced operations on March 11, 2011

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2011 (Unaudited)

Futures Contracts –  The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For tax purposes, GPMFS is an exempted Cayman investment company. GPMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GPMFS is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, GPMFS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

The following is a summary of the unrealized appreciation/(depreciation) of the derivative instruments utilized by the Portfolio as of October 31, 2011 categorized by risk exposure:

Derivative Unrealized Appreciation/(Depreciation) at 10/31/2011
Equity risk exposure	$ 2,780
Interest rate risk exposure	50,097
Commodity risk exposure	(29,479)
Foreign exchange rate risk exposure	(226,134)
Total	$ (202,736)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/16/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/16/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/16/12